Share-based payments - Share options (Details)		12 Months Ended
	Jan. 26, 2017 CAD ($)	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($)
Share-based payments
Number of share options granted in share-based payment arrangement		580,440	199,950
Share Option Plan
Share-based payments
Number of share options granted in share-based payment arrangement	1,540,857
Number of other equity instruments outstanding in share-based payment arrangement		1,109,943	624,478
Number of each option granted to purchase common shares | shares		1
Number of trading shares preceding the date the share option granted | shares		5
Maximum term of share options granted		10 years
Maximum period of share options vested		4 years